Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses and other current assets
Note 6. Prepaid expenses and other current assets

	December 31, 2023	December 31, 2022
Advances to suppliers	$598	$790
Prepaid expenses	8,894	7,807
Government institutions	15,470	7,401
Other	1,438	1,087
	$26,400	$17,085